Use of judgements and estimates	12 Months Ended
Dec. 31, 2023
Use of judgements and estimates
Use of judgements and estimates

4.Use of judgements and estimates

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis and are consistent with the Group’s risk management commitments, where appropriate. Revisions to estimates are recognized prospectively.

Significant judgements, estimates and assumptions

Information about assumptions and estimation uncertainties at 31 December 2023 and judgements made in applying accounting policies that have the most significant effects on the amounts recognized in these consolidated financial statements are as follows:

Business combination (Note 26)

Assets and liabilities of subsidiaries acquired are included at their fair value at the time of acquisition. Such valuations require management to make significant estimates and assumptions, especially with respect to property, plant and equipment, which includes mineral properties, and inventory. With the assistance of an independent third-party, management has made assumptions and estimates on the future CSA mine production profile, commodity prices and discount rates. The discounted cash flow model used to determine the fair value of the property, plant and equipment property considers forecasted production and sales, which is derived from the acquired businesses life of mine model, which includes reserves and resources as well as (in limited circumstances) uncategorized material for which there is a high degree of confidence that this inventory will be extracted in an economic manner. The fair value of the inventories uses the historical net book value for supplies and consumables on hand as an appropriate proxy for fair value. Finished inventories have been valued by starting at the assumed commodity price at the time of expected sale, deducting all remaining costs required to produce and sell these inventories and allowing for an appropriate selling margin and estimated costs to complete. Management’s estimates of fair value are based on reasonable assumptions, but those are inherently uncertain and unpredictable, and as a result, actual results may differ from estimates.

In a business combination, it is necessary to recognize contingent future payments to previous owners, representing contractually defined potential amounts, as a liability. For the acquisition of CMPL, the contingent and deferred consideration is linked to a formula depending on an additional capital raise or an Australian Stock Exchange (“ASX”) listing of the Company, certain copper price thresholds, and/or net smelter returns of all marketable and metal-bearing copper material from the acquired business over the mining tenure/life of CSA mine.

4.Use of judgements and estimates (continued)

Significant judgements, estimates and assumptions (continued)

For determination of the fair value of contingent consideration, various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, future copper prices, estimated net smelter returns from all marketable and metal-bearing copper material produced from the CSA mine and assumptions regarding the discount rate.

Depreciation based on UOP basis (Note 14)

Assets depreciated on a UOP basis rely heavily on estimated production units. In calculating the appropriate production level, management rely on life of mine (LOM) plans containing production levels and costs. Estimated production units include commercially recoverable reserves (proven and probable reserves) and other mineral resources (measured, indicated and inferred resources) that can be economically and legally extracted from the CSA mine. Other mineral resources have been included in estimated production units (beyond just the proven and probable reserves) when management has sufficient confidence, for the purpose of determining economic life of certain assets, that these resources will be converted into proven and probable reserves. This determination is based on proven historical conversion rates through further drilling and a historical track record of life of mine extensions and replenishment of reserves.

The estimation of production units requires significant subjective assumptions that arise from the evaluation of geological, geophysical, engineering and economic data based on the size, depth and shape of an ore body, and requires complex geological assessments to interpret that data. Furthermore, in order to determine the production units, estimates and assumptions are also required about a range of technical and economic factors such as estimates of commodity prices, future capital requirements, quantities, grades, production techniques, recovery and conversion rates, production costs, etc. Therefore, the Group uses both internal and external technical experts to estimate the production units from CSA mine.

This data could change over time as a result of numerous factors, including new information gained from development activities, evolving production history and a reassessment of the viability of production under different economic conditions. As such changes in production units may affect the life of mine and depreciation rates thereby impacting the Group’s consolidated financial results and consolidated financial position for future periods.

The estimates and assumptions contained within the life of mine plans are reviewed regularly by management. Any changes in the life of mine plans are reflected in the depreciation rates on a prospective basis.

Amortization (Note 14)

Property, plant and mine development comprise a large portion of the Company’s total assets and as such the amortization of these assets has a significant effect on the Company’s consolidated financial statements. Amortization is charged according to the pattern in which an asset’s future economic benefits are expected to be consumed. The determination of this pattern of future economic benefits requires management to make estimates and assumptions about useful lives and residual values at the end of the asset’s useful life. Actual useful lives and residual values may differ significantly from current assumptions.

Mineral inventories (Note 14)

The Company's life of mine plan includes mineral reserves and mineral resources, which are estimates of the amount of ore that can be extracted from the Company’s mining properties. The estimates are based on information compiled by “competent persons” as defined under the JORC Code. Such an analysis relating to the geological and technical data on the size, depth, shape and grade of the ore body and suitable production techniques and recovery rates requires complex geological judgments to interpret the data. The estimation of mineral reserves and mineral resources is based upon factors such as estimates of commodity prices, future capital requirements and production costs, geological and metallurgical assumptions and judgments made in estimating the size and grade of the ore body and foreign exchange rates.

4.Use of judgements and estimates (continued)

Significant judgements, estimates and assumptions (continued)

In limited circumstances, the life of mine plan also includes other mining inventory relating to uncategorized material, which is included only to the extent there is a high degree of confidence that this inventory will be extracted in an economic manner. This is the case when the other mining inventory does not yet have the status of ore reserve or resource merely because the necessary detailed evaluation work has not yet been performed, however the responsible technical personnel and competent persons agree that the inclusion of a portion of this material is appropriate based on historical conversation rates.

As the economic assumptions used may change and as additional geological information is acquired during the operation of a mine, estimates of proven and probable mineral reserves may change. Such changes may affect the Company’s consolidated balance sheets and consolidated statements of income, including:

●	The carrying value of the Company’s property, plant and mine development and goodwill may be affected due to changes in estimated future cash flows;
●	Depreciation charges in the consolidated statements of income may change where such charges are determined using the units-of-production method or where the useful life of the related assets change;
●	Reclamation provisions may change where changes to the mineral reserve and mineral resource estimates affect expectations about when such activities will occur and the associated cost of these activities; and
●	Total mining inventory, including reserves, resources and (where appropriate) other uncategorized materials is used to calculate the estimated recoverable amounts of CGUs for impairment tests of goodwill and non-current assets.

Impairment and impairment reversal (Note 14)

The Group assesses impairment at each reporting date by evaluating conditions specific to the Group that may lead to impairment of assets. Where an impairment trigger exists, the recoverable amount of an asset or a CGU is determined at the higher of value in use and fair value less costs of disposal.

The recoverable amount for each CGU is estimated based on discounted future estimated cash flows (expressed in real terms) expected to be generated from the continued use of the CGUs using market-based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, including any expansion projects, and its eventual disposal, based on the CGU LOM plans. These cash flows are discounted using a real post-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

Restoration, rehabilitation and decommissioning (Note 19)

A provision for future restoration, rehabilitation and decommissioning costs requires estimates and assumptions to be made around the relevant regulatory framework, the magnitude of the possible disturbance and the timing, extent and costs of the required closure and rehabilitation activities. Most of these rehabilitation and decommissioning events are expected to take place many years in the future and the currently estimated requirements and costs that will have to be met when the restoration event occurs are inherently uncertain and could materially change over time. In calculating the appropriate provision for the expected restoration, rehabilitation or decommissioning obligations, cost estimates of the future potential cash outflows based on current studies of the expected rehabilitation activities and timing thereof, are prepared.

4.Use of judgements and estimates (continued)

Significant judgements, estimates and assumptions (continued)

These forecasts are then discounted to their present value using a risk-free rate specific to the liability and the currency in which they are denominated.

Any changes in the expected future costs are initially reflected in both the provision and the asset (included within plant and equipment classification) and subsequently in the profit and loss over the remaining economic life of the asset through the depreciation charge. As the actual future costs can differ from the estimates due to changes in laws, regulations, technology, costs and timing, the provisions including the estimates and assumptions contained therein are reviewed regularly by management.

Derivative instruments (Note 23)

The Company has issued warrants as further described in Note 23 of these financial statements. The Company recognizes the warrants as liabilities at fair value with changes in fair value recognized in profit or loss. The fair value of the Company’s Public Warrants is based on their quoted price on the NYSE. The Company has determined that the closing price of the Public Warrants is an appropriate estimate for the fair value of Private Placement Warrants due to a make-whole provision in the contractual terms of the Private Placement Warrants Agreement. The fair value of the Company’s warrants subscription agreement (the “Mezz Warrants”) is determined using a Monte Carlo simulation model requiring such inputs as the Company’s share price, share price volatility, risk-free rates of return, and expected life of the Mezz Warrants. Share price volatility was estimated by using a weighting of the average historical volatility of comparable companies from a representative peer group of publicly traded companies.

The Company has employed a silver future curve simulation valuation model to estimate the fair value of the silver stream embedded derivative, using as key inputs the anticipated silver deliveries contained within the life of mine plans, and the Company’s credit spread.

The Company has employed a copper future curve simulation valuation model to estimate the fair value of the copper stream embedded derivative, using as key inputs the anticipated copper deliveries contained within the life of mine plan, copper price volatility, and the Company’s credit spread.

The Company has employed a Monte-Carlo simulation model to estimate the fair value of the Mezz Facility embedded derivative, notably the fair value of the prepayment option, using as key inputs the risk-free rate, copper price volatility, copper price forward curve, and the Company’s credit spread.

The Company has employed the mark-to-market calculation method to estimate the fair value of the commodity swap liability derivative, using as key inputs the copper future curve and the USD SOFR discount curve.

Deferred tax (Note 9)

Deferred tax assets are recognized only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those deferred tax assets are likely to reverse, and a judgement as to whether there will be sufficient taxable income available to offset the tax assets when they do reverse. These judgements and estimates are subject to risk and uncertainty and therefore, to the extent assumptions regarding future profitability change, there can be a material increase or decrease in the amounts recognized in the consolidated statement of income in the period in which the change occurs. The recoverability of the Group’s deferred tax assets including the estimates and assumptions contained therein are reviewed regularly by management.